Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,379,000)	$ (4,237,000)	$ (7,993,000)	$ (16,481,000)
Add: Loss from discontinued operations			10,000	57,000
Loss from continuing operations	(3,379,000)	(4,237,000)	(7,983,000)	(16,424,000)
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Depreciation and amortization	204,000	216,000	431,000	272,000
Stock-based compensation	449,000	828,000	1,721,000	3,434,000
Debt discount and cost amortization	206,000
Discount on liability settlement	92,000
Conversion of promissory note	150,000		849,000
Issuance of shares for fees	147,000
Issuance to advisors	58,000
Equity conversion of accrued compensation payable	388,000
	738,000
Warrants fair-value adjustments	(101,000)
Stock compensation to related party				4,879,000
In-process research and development expense				114,000
Impairment of capitalized cost			357,000
Impairment of goodwill				555,000
Increase (decrease) in fair value of contingent earn-out liability			107,000	(212,000)
Non-cash interest expense	75,000
Changes in operating assets and liabilities:
(Decrease) increase in prepaid expenses and other current assets	(128,000)	22,000	36,000	(258,000)
Increase in accounts payable and accrued expenses	279,000	1,906,000	1,139,000	1,136,000
Increase in deferred revenue	1,500,000		1,000,000
Net cash used in discontinued operations			(10,000)	(540,000)
Net cash used in operating activities	(864,000)	(1,265,000)	(3,046,000)	(6,679,000)
Cash flows from investing activities:
Acquisition of MicroFluidic Systems				(24,000)
Proceeds from sale of NationalCreditReport.com				675,000
Proceeds from sale of equipment				54,000
Purchase of equipment	(3,000)	(5,000)	(5,000)	(23,000)
Net cash provided by (used in) investing activities	(3,000)	(5,000)	(5,000)	682,000
Cash flows from financing activities:
Proceeds from equity financings, net of fees	551,000	1,488,000	2,791,000	4,261,000
Proceeds from debt financing, net of fees	608,000		343,000
Principal payment of short-term debt	(338,000)
Net cash provided by financing activities	821,000	1,488,000	3,134,000	4,261,000
Net increase/(decrease) in cash and cash equivalents	(46,000)	218,000	83,000	(1,736,000)
Cash and cash equivalents, beginning of year	111,000	28,000	28,000	1,764,000
Cash and cash equivalents, end of year	65,000	246,000	111,000	28,000
Common Stock [Member]
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Issuance to advisors			69,000	365,000
Warrant [Member]
Adjustments to reconcile loss from continuing operations to net cash provided by/(used in) operating activities:
Issuance to advisors			$ 87,000